Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of discount rates [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	$ 782	$ 1,091
Decrease of actuarial assumption	(832)	(1,169)
Actuarial assumption of discount rates [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	51	59
Decrease of actuarial assumption	(55)	(63)
Actuarial assumption of expected rates of inflation [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(389)	(579)
Decrease of actuarial assumption	369	550
Actuarial assumption of expected rates of inflation [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(17)	(20)
Decrease of actuarial assumption	15	18
Actuarial assumption of expected rates of salary increases [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(46)	(74)
Decrease of actuarial assumption	45	72
Actuarial assumption of expected rates of salary increases [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	(1)	(1)
Decrease of actuarial assumption	1	1
Actuarial assumption of allowance for future improvements in longevity [member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	381	509
Decrease of actuarial assumption	(381)	(509)
Actuarial assumption of allowance for future improvements in longevity [member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of actuarial assumption	18	20
Decrease of actuarial assumption	$ (18)	$ (20)